Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Combined Condensed Statement of Financial Position (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Current assets	$ 67,260	$ 71,475
Non-current assets	485,368	496,216
Total assets	552,628	567,691
Current liabilities	90,151	112,288
Non-current liabilities	242,944	244,984
Total liabilities	333,095	357,272
Total net assets	219,533	210,419
Associates [member]
Disclosure of associates [line items]
Current assets	16,677	21,527
Non-current assets	32,901	32,071
Total assets	49,578	53,598
Current liabilities	5,685	10,863
Non-current liabilities	17,272	17,730
Total liabilities	22,957	28,593
Total net assets	$ 26,621	$ 25,005